Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	5,000,000
Convertible preferred stock, shares issued	0	0
Convertible preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	49,574,865
Common stock, shares issued	20,898,212	1,628,997
Common stock, shares outstanding	20,898,212	1,628,997
Series B Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		6,768,033
Convertible preferred stock, shares issued		2,261,506
Convertible preferred stock, shares outstanding		2,261,506
Convertible preferred stock, liquidation value		$ 8,409
Series C Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		17,692,308
Convertible preferred stock, shares issued		6,899,281
Convertible preferred stock, shares outstanding		6,899,281
Convertible preferred stock, liquidation value		$ 46,000
Series A Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		1,494,966
Convertible preferred stock, shares issued		582,965
Convertible preferred stock, shares outstanding		582,965